Borrowings - Additional Information (Detail) (USD $)	1 Months Ended						1 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended			12 Months Ended
	Jun. 29, 2012	May 31, 2013	May 31, 2012	Jun. 29, 2012 Swingline Loans	Oct. 23, 2012 3.45% Notes due 2022	Oct. 23, 2012 Revolving Credit Facility	Oct. 09, 2009 Unsecured 6.125% senior note due October 15, 2019	May 31, 2013 Unsecured 6.125% senior note due October 15, 2019		May 31, 2012 Unsecured 6.125% senior note due October 15, 2019		May 27, 2011 Unsecured 6.125% senior note due October 15, 2019	May 31, 2011 Accounts Receivable Securitization Facility	Oct. 09, 2009 Accounts Receivable Securitization Facility	May 31, 2011 Accounts Receivable Securitization Facility Maximum	May 31, 2011 Accounts Receivable Securitization Facility Minimum	May 27, 2011 General Purpose Enhancements	Jun. 29, 2012 Issuance of Debt Maximum	Jun. 29, 2012 Issuance of Debt Minimum	May 31, 2013 Revolving Credit Facilities		May 31, 2012 Revolving Credit Facilities		May 31, 2013 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2012 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2012 Unsecured 6.25% senior notes due December 15, 2013
Debt Disclosure [Line Items]
Maturities of long-term debt in 2014		$ 204,500,000
Maturities of long-term debt in 2015		1,300,000
Maturities of long-term debt in 2016		150,900,000
Maturities of long-term debt in 2017		500,000
Maturities of long-term debt in 2018		256,200,000
Maturities of long-term debt thereafter		760,400,000
Credit facility borrowing capacity		742,300,000																		592,000,000
Liquidity available		1,100,000,000
Consolidated indebtedness		53.40%	48.50%										60.00%					60.00%
Debt		1,373,697,000	1,115,536,000		300,000,000		300,000,000	459,457,000	[1]	460,688,000	[1]	150,000,000								7,701,000	[2]	48,797,000	[2]	150,000,000	[3]	150,000,000	[3]	200,000,000	200,000,000
Debt, interest rate					3.45%		6.125%	6.125%	[1]	6.125%	[1]													6.70%	[3]	6.70%	[3]	6.25%	6.25%
Debt, due date							Oct. 15, 2019	Oct. 15, 2019	[1]	Oct. 15, 2019	[1]									Jun. 29, 2017	[2]	Jun. 29, 2017	[2]	Nov. 01, 2015	[3]	Nov. 01, 2015	[3]	Dec. 15, 2013	Dec. 15, 2013
Credit facility maturity period																				5 years
Credit facility borrowing capacity	600,000,000			50,000,000		600,000,000														600,000,000	[2]	600,000,000	[2]
Debt, maturity year					2022
Net proceeds from the offering of notes					297,700,000		163,700,000							120,000,000
Unsecured senior note offering price												108.09%
Debt instrument yield to maturity												4.934%
Net proceeds used for general corporate purposes																	162,100,000
Credit facility expiration date	Jun. 29, 2017
Credit facility maturity period	5 years
Credit facility borrowing potential maximum capacity	$ 800,000,000
Interest coverage ratio																			3.50	5.37
Leverage ratio																				53.50%
Margin rate over LIBOR															1.25%	1.00%
Debt rating													This margin will increase to 1.25% if we do not maintain our public debt rating of at least BB+/Ba1/BB+ from any two of Standard & Poor's, Moody's or Fitch.
Minimum required consolidated interest coverage ratio for EBITDA to interest													3.5
Effective euro fixed-rate borrowing		5.31%																						5.31%

[1]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2013 and 2012. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $9.7 million and $11.0 million at May 31, 2013 and 2012, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[2]	Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt.
[3]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.